CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Construction Contracts [Abstract]
Contract costs incurred to date	$ 20,039	$ 21,290
Profit recognized to date (less recognized losses)	1,820	1,760
Contract costs incurred and profit recognized (less recognized losses)	21,859	23,050
Less: progress billings	(22,852)	(24,021)
Contract work in progress (liability)	(993)	(971)
Comprising:
Amounts due from customers – work in progress	397	427
Amounts due to customers – creditors	(1,390)	(1,398)
Contract work in progress (liability)	$ (993)	$ (971)